DEFERRED FINANCING COSTS (Details Narrative) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred Financing Costs
Deferred offering costs	$ 280	$ 356	$ 356